DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended								12 Months Ended																			3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Distribution Regulated Segment [Member]	Dec. 31, 2012 Distribution Regulated Segment [Member]	Dec. 31, 2011 Distribution Regulated Segment [Member]	Dec. 31, 2013 Energy Services [Member]	Dec. 31, 2012 Energy Services [Member]	Dec. 31, 2011 Energy Services [Member]	Dec. 31, 2013 2014 [Member]	Dec. 31, 2013 2015 [Member]	Dec. 31, 2013 2016 [Member]	Dec. 31, 2013 2017 - 2023 [Member]	Dec. 31, 2013 Oneok Partners [Member] Distribution Regulated Segment [Member]	Dec. 31, 2012 Oneok Partners [Member] Distribution Regulated Segment [Member]	Dec. 31, 2011 Oneok Partners [Member] Distribution Regulated Segment [Member]	Dec. 31, 2013 Oneok Partners [Member] Energy Services [Member]	Dec. 31, 2012 Oneok Partners [Member] Energy Services [Member]	Dec. 31, 2011 Oneok Partners [Member] Energy Services [Member]	Mar. 31, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] Distribution Regulated Segment [Member]	Jan. 31, 2014 Subsequent Event [Member] Distribution Regulated Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts Payable, Related Parties												$ 130,000,000	$ 90,000,000		$ 25,100,000	$ 17,500,000
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	3,748,000				7,732,000				3,748,000	7,732,000		3,535,000	4,498,000		213,000	3,234,000
Disposal Group, Including Discontinued Operation, Operating Expenses Related to Separation									9,400,000
Disposal Group, Including Discontinued Operation, Revenue									3,071,581,000	2,825,419,000	4,209,495,000	1,689,945,000	1,404,248,000	1,934,696,000	1,381,636,000	1,421,171,000	2,274,799,000					64,500,000	49,400,000	53,300,000
Disposal Group, Including Discontinued Operation, Costs of Goods Sold									2,431,565,000	2,116,734,000	3,398,051,000	876,944,000	646,220,000	1,171,992,000	1,554,621,000	1,470,514,000	2,226,059,000
Disposal Group, Including Discontinued Operation, Gross Profit (Loss)									640,016,000	708,685,000	811,444,000	813,001,000	758,028,000	762,704,000	(172,985,000)	(49,343,000)	48,740,000
Disposal Group, Including Discontinued Operation, Operating Expense									448,867,000	417,661,000	438,292,000	436,281,000	400,247,000	414,830,000	12,586,000	17,414,000	23,462,000
Disposal Group, Including Discontinued Operation, Goodwill Impairment Loss										10,255,000			0			10,255,000
Disposal Group, Including Discontinued Operation, Operating Income (Loss)									46,115,000	150,251,000	240,367,000	231,962,000	227,623,000	215,534,000	(185,847,000)	(77,372,000)	24,833,000
Disposal Group, Including Discontinued Operation, Other Income									2,619,000	1,586,000	(2,729,000)	2,484,000	1,439,000	(2,829,000)	135,000	147,000	100,000
Disposal Group, Including Discontinued Operation, Interest Expense									(63,561,000)	(64,668,000)	(57,001,000)	(61,366,000)	(60,794,000)	(54,119,000)	(2,195,000)	(3,874,000)	(2,882,000)
Discontinued Operation, Tax Effect of Discontinued Operation									2,698,000	(34,904,000)	(65,802,000)	(64,307,000)	(63,647,000)	(60,341,000)	67,005,000	28,743,000	(5,461,000)
Accumulated charges attributable to exit activities	122,000,000				0				122,000,000	0
Assets	17,741,481,000				15,900,973,000				17,741,481,000	15,900,973,000	13,707,539,000																			4,300,000,000
Liabilities																														2,600,000,000
Proceeds from Divestiture of Businesses and Interests in Affiliates									32,900,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax									0	13,517,000	0
Gain on sale of business, tax impact									8,300,000
Business Exit Costs									138,600,000																			1,700,000
Settlements of business exit costs									(17,700,000)
Accretion Expense									1,100,000
Effect on Future Cash Flows, Amount									80,000,000									33,000,000	24,000,000	13,000,000	10,000,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	17,077,000	(10,126,000)	(74,282,000)	55,202,000	38,091,000	(13,102,000)	(4,503,000)	45,296,000	(12,129,000)	52,265,000	114,835,000	108,773,000	104,621,000	98,245,000	(120,902,000)	(52,356,000)	16,590,000
Related Party Transaction, Other Revenues from Transactions with Related Party																									276,300,000	299,900,000	362,000,000
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	455,529,000				429,128,000				455,529,000	429,128,000		368,214,000	259,031,000		87,315,000	170,097,000
Disposal Group, Including Discontinued Operation, Inventory	228,791,000				281,177,000				228,791,000	281,177,000		166,128,000	112,682,000		62,663,000	168,495,000
Disposal Group, Including Discontinued Operation, Derivative Instruments and Hedges Assets Current	3,971,000				37,654,000				3,971,000	37,654,000		0	0		3,971,000	37,654,000
Disposal Group, Including Discontinued Operation, Other Assets, Current	55,833,000				95,206,000				55,833,000	95,206,000		30,328,000	33,346,000		25,505,000	61,860,000
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	3,065,551,000				2,849,744,000				3,065,551,000	2,849,744,000		3,065,272,000	2,849,359,000		279,000	385,000
Disposal Group, Including Discontinued Operation, Goodwill	157,953,000				157,953,000				157,953,000	157,953,000		157,953,000	157,953,000		0	0
Disposal Group, Including Discontinued Operation, Derivative Instruments and Hedges Assets Non Current					2,553,000					2,553,000			0			2,553,000
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	402,546,000				606,422,000				402,546,000	606,422,000		402,161,000	605,198,000		385,000	1,224,000
Disposal Group, Including Discontinued Operation, Assets	4,373,922,000				4,467,569,000				4,373,922,000	4,467,569,000		4,193,591,000	4,022,067,000		180,331,000	445,502,000
Disposal Group, Including Discontinued Operation, Current Maturities of Long-Term Debt	6,000				205,000				6,000	205,000		6,000	205,000		0	0
Disposal Group, Including Discontinued Operation, Accounts Payable	246,072,000				271,288,000				246,072,000	271,288,000		168,785,000	117,119,000		77,287,000	154,169,000
Disposal Group, Including Discontinued Operation, Energy Marketing Contract Liabilities Current	1,515,000				23,289,000				1,515,000	23,289,000		0	0		1,515,000	23,289,000
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	208,095,000				153,009,000				208,095,000	153,009,000		168,964,000	136,773,000		39,131,000	16,236,000
Disposal Group, Including Discontinued Operation, Long Term Debt Excluding Current Portion	1,318,000				1,323,000				1,318,000	1,323,000		1,318,000	1,323,000		0	0
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Noncurrent	791,700,000				764,718,000				791,700,000	764,718,000		826,921,000	765,019,000		(35,221,000)	(301,000)
Disposal Group, Including Discontinued Operation, Energy Marketing Contract Liabilities Non Current					2,174,000					2,174,000			0			2,174,000
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	255,212,000				379,973,000				255,212,000	379,973,000		184,214,000	379,902,000		70,998,000	71,000
Disposal Group, Including Discontinued Operation, Liabilities	1,503,918,000				1,595,979,000				1,503,918,000	1,595,979,000		1,350,208,000	1,400,341,000		153,710,000	195,638,000
Stockholders' Equity Note, Spinoff Transaction																													1,700,000,000
Disposal Group, Including Discontinued Operation, Depreciation and Amortization									145,034,000	130,518,000	132,785,000	144,758,000	130,158,000	132,340,000	276,000	360,000	445,000
Notes Receivable, Related Parties, Noncurrent												1,000,000,000	1,000,000,000		21,400,000	21,400,000
Description and timing of discontinued operations									On February 1, 2012, we sold ONEOK Energy Marketing Company, our former natural gas distribution business’s retail natural gas marketing business, to Constellation Energy Group, Inc. for $22.5 million plus working capital.
Income taxes									$ 2,698,000	$ (43,186,000)	$ (65,802,000)